Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
Schedule of defined contribution plans
				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2018	2019	2020	2020
	N I S			U.S. dollars

Expenses - defined contribution plan	242	332	335	104